Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Office furniture and fixtures	$ 25,321	$ 25,021
Less: accumulated depreciation	(8,240)	(4,813)
Property and equipment, net	$ 17,081	$ 20,208